Related Party Balances and Transactions - Schedule of Sales to Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Sales to related parties		$ 2,442	$ 6,002
Shanghai Xisue Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	922
Zhejiang Tmall Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	820
Guangzhou Aijiuyou Informational Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[2]	400
Taobao (China) Software Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	249
Hangzhou Alimama Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[1]	42	$ 6,002
Guangzhou UC Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sales to related parties	[2]	$ 9

[1]	The sales to related parties represented mobile marketing services provided.
[2]	The sales to related parties represented mobile game revenue generated through those game operating companies.